SHARE-BASED PAYMENTS - Grant date fair value of employee and non-employee share options (Details)	12 Months Ended
Dec. 31, 2018 $ / shares
Grant date fair value of employee and non-employee share options
Risk-free interest rate, minimum	2.74%
Risk-free interest rate, maximum	2.78%
Expected volatility range, minimum	44.30%
Expected volatility range, maximum	46.90%
Suboptimal exercise factor	2.20
Minimum
Grant date fair value of employee and non-employee share options
Fair market value per ordinary share	$ 8.30
Maximum
Grant date fair value of employee and non-employee share options
Fair market value per ordinary share	$ 9.55